CONVERTIBLE DEBT (Details 1) - Embedded Derivatives [Member]	6 Months Ended
Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Risk free interest rate, minimum	4.70%
Risk free interest rate, maximum	5.30%
Credit spread	28.30%
Annualized volatility, minimum	1 year 2 months 12 days
Annualized volatility, maximum	2 years 8 months 12 days
Annual dividend rate	0.00%
Annualized volatility, minimum	49.50%
Annualized volatility, maximum	56.10%